FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Transfers between hierarchy levels	$ 0.0
Senior Notes | Carrying Value
Fair Value Measurements
Long-term debt, fair value	696.9	$ 672.4
Senior Notes | Fair Value
Fair Value Measurements
Long-term debt, fair value	$ 695.4	$ 687.2